PREPAID LAND LEASE PAYMENTS (Tables)	12 Months Ended
Dec. 31, 2018
Leases [Abstract]
Schedule of Prepaid Land Lease Payments
	As at December 31,
	2017	2018	2018
	RMB	RMB	US$
Prepaid land lease payments	456,823	456,823	66,442
Less: accumulated amortization	(8,890)	(18,500)	(2,691)
Net carrying value	447,933	438,323	63,751

Schedule of Estimated Annual Amortization Expenses
	Amortization
	RMB	US$
2019	9,462	1,376
2020	9,462	1,376
2021	9,462	1,376
2022	9,462	1,376
2023	9,462	1,376